Investments accounted for using the equity method - aggregate amounts of individually immaterial joint ventures and associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Joint Ventures And Associates [Line Items]
Net profit (loss)	€ 240	€ 400	€ 308
Other comprehensive income/(loss)	(103)	(119)	(127)
Aggregated individually immaterial associates
Disclosure Of Joint Ventures And Associates [Line Items]
Income/(loss) from continuing operations	6	9	7
Net profit (loss)	6	9	7
Other comprehensive income/(loss)	(3)	(3)	(1)
Total Other comprehensive income/(loss)	3	6	6
Aggregated individually immaterial joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Income/(loss) from continuing operations	27	192	134
Net profit (loss)	27	192	134
Other comprehensive income/(loss)	(91)	(105)	(90)
Total Other comprehensive income/(loss)	€ (64)	€ 87	€ 44